General and Administrative (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of General and Administrative Expense
		Three Months Ended June 30		Six Months Ended June 30
(in thousands)	Note	2018	2017	2018	2017
Salaries and benefits
Salaries and benefits, excluding PSUs		$3,458	$3,120	$7,049	$6,345
PSUs [1]	21.1	3,316	(23)	3,499	(457)

Total salaries and benefits		$6,774	$3,097	$10,548	$5,888
Depreciation		233	245	473	487
Donations		439	449	1,138	831
Professional fees		515	1,212	1,876	1,873
Other		2,617	2,793	5,051	5,419

Cash settled general and administrative		$10,578	$7,796	$19,086	$14,498

Equity settled stock based compensation [2]
Stock options	20.2	$584	$680	$1,235	$1,662
RSUs	20.3	810	593	1,408	807

Total equity settled stock based compensation		$1,394	$1,273	$2,643	$2,469

Total general and administrative		$11,972	$9,069	$21,729	$16,967

1)

The PSU accrual related to the anticipated fair value of the PSUs issued uses a weighted average performance factor of 83% during the three and six months ended June 30, 2018 as compared to 14% during the comparable periods of 2017.

2)	Equity settled stock based compensation is a non-cash expense.